Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of March 31,	As of December 31
	2026	2025
	USD	USD

Cash in bank	2,507,268	1,931,174
Total	2,507,268	1,931,174